Taxes on income	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Taxes on income

Note 8– Taxes on Income:

We follow applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes.  Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. The Company is subject to income taxes in Canada and Greece.

No net provision for Canadian or Greek income taxes has been made in the accompanying statement of operations because no recoverable taxes were paid previously.  Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

For the year ended July 31, 2011 the Company is subject to income taxes in Canada and Greece.  The provision for refundable Canadian income tax consists of the following:

	Year Ended	Year Ended	Year Ended
	July 31, 2011	July 31, 2010	July 31, 2009
Refundable Canadian income tax attributable to:
Current operations	$75,093	$181,362	$721,371
Nondeductible expenses	-	-	-
Timing differences, Stock based compensation	-	(142,215)	(715,966)
Less, Change in valuation allowance	(75,093)	(39,147)	(5,405)
Net refundable amount	$-	$-	$-

The provision for refundable Greek income tax consists of the following:

	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2009
Refundable Greek income tax attributable to:
Current operations	$12,800	$39,300	$74,200
Nondeductible expenses	-	-	-
Less, Change in valuation allowance	(12,800)	(39,300)	(74,200)
Net refundable amount	$-	$-	$-

The cumulative tax effect at the expected rates in Canada and Greece for significant items comprising our net deferred tax amounts as of July 31, 2011, 2010 and 2009 are as follows:

	July 31, 2011		July 31, 2009		July 31, 2009
	Canada Expected rate 34%	Greece Expected rate 25%	Canada Expected rate 34%	Greece Expected rate 25%	Canada Expected rate 34%	Greece Expected rate 25%
Deferred tax asset attributable to:
Net operating loss carryover	$200,645	$218,800	$125,552	$206,000	$86,405	$166,700
Less, Valuation allowance	(200,645)	(218,800)	(125,552)	(206,000)	(86,405)	(166,700)
Net deferred tax asset	$-	$-	$-	$-	$-	$-

At July 31, 2011, the Company has the following estimated operating losses by segment:

	July 31, 2011		July 31, 2010		July 31, 2009
	Canada	Greece	Canada	Greece	Canada	Greece
Operating Loss	$220,862	$51,343	$115,137	$158,531	$15,896	$296,822

At July 31, 2011, we have approximately $591,949 of net operating loss carry-forwards in Canada available to reduce taxable income in futures years, which expire beginning in 2024.

At July 31, 2011, we have approximately $877,021 of future losses for tax purposes in Greece that do not have an expiration date and which are available to reduce taxable income in future periods.